CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2009 Parent Company [Member] CNY
Parent Company Only Financial Statements
Restricted paid-up capital and statutory reserves of subsidiaries and the net assets of the VIEs and subsidiaries of VIEs	$ 177,605	1,106,498
Current assets:
Cash and cash equivalents	51,188	318,909	25,905	161,393	801,850	72,082	122	762	1,342	8,362	220,300	2
Total current assets	297,477	1,853,310		1,876,183			122	762		8,362
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs							81,953	510,577		513,469
Amounts due from subsidiaries, VIEs and subsidiaries of VIEs							46,188	287,752		282,718
Total non-current assets	129,375	806,022		694,692			128,141	798,329		796,187
TOTAL ASSETS	426,852	2,659,332		2,570,875	2,215,703		128,263	799,091		804,549
Current liabilities:
Accrued expenses and other current liabilities	71,356	444,553		329,468			29	179		179
Total current liabilities	290,957	1,812,691		1,698,592			29	179		179
TOTAL LIABILITIES	296,056	1,844,461		1,737,785	1,479,250		29	179		179
Shareholders' equity:
Ordinary shares, par value US$0.00001 per share Authorized - 500,000,000 shares as of December 31, 2011 and 2012 Issued and outstanding - 58,937,912 shares as of December 31, 2011 and 2012	1	4		4			1	4		4
Additional paid-in capital	75,401	469,761		469,761			75,401	469,761		469,761
Retained earnings	52,832	329,147		334,605			52,832	329,147		334,605
Total Lentuo International Inc. shareholders' equity	128,234	798,912		804,370			128,234	798,912		804,370
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 426,852	2,659,332		2,570,875			$ 128,263	799,091		804,549